EMPLOYEE-RELATED BENEFITS - Health Care Trend Rates (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension Benefits
Cash Flows
2018	$ 55
2019	57
2020	61
2021	65
2022	69
2023 - 2026	375
Other Benefits
Cash Flows
2018	4
2019	5
2020	5
2021	5
2022	5
2023 - 2026	$ 27